JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Fund”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 343 (Amendment No. 344 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at (212) 623-8476 if you have any questions.
Very truly yours,
/s/ Kiesha Astwood-Smith
Kiesha Astwood-SmithAssistant Secretary

Appendix A
J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth and Income Fund
JPMorgan Investor Growth Fund
J.P. Morgan U.S. Equity Funds
Class A, Class C, Class I and Class L Shares Prospectus

JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares Prospectus and Statement of Additional Information
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund